Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of valuation and qualifying accounts
The following table presents the information required by Rule 12-09 of Regulation S-X in regards to valuation and qualifying accounts for each of the periods presented:

Description	Balance at beginning of period	Additions (i)	Deductions (ii)	Translation	Balance at end of period
Year ended December 31, 2020:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$23,076	$937	$(22,929)	$(141)	$943
Valuation allowance on deferred tax assets	194,426	65,077	(18,870)	(5,437)	235,196
Reported as liabilities:
Provision for contingencies	26,158	17,391	(11,920)	(4,681)	26,948
Total	$243,660	$83,405	$(53,719)	$(10,259)	$263,087
Year ended December 31, 2019:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$25,539	$8,524	$(10,892)	$(95)	$23,076
Valuation allowance on deferred tax assets	219,920	2,375	(26,252)	(1,617)	194,426
Reported as liabilities:
Provision for contingencies	28,509	17,795	(17,768)	(2,378)	26,158
Total	$273,968	$28,694	$(54,912)	$(4,090)	$243,660
Year ended December 31, 2018:
Deducted from assets accounts:
Allowance for doubtful accounts (iii)	$21,467	$6,064	$(1,860)	$(132)	$25,539
Valuation allowance on deferred tax assets	271,651	13,107	(37,718)	(27,120)	219,920
Reported as liabilities:
Provision for contingencies	27,956	25,838	(19,702)	(5,583)	28,509
Total	$321,074	$45,009	$(59,280)	$(32,835)	$273,968

(i)Additions in valuation allowance on deferred tax assets are charged to income tax expense.
Additions in provision for contingencies are explained as follows:

Fiscal years 2020, 2019 and 2018 – Relate to the accrual of $15,330, $17,441 and $23,995, respectively, and a reclassification of $2,061 and $354, during fiscal years 2020 and 2019, respectively. See Note 18 for details.

(ii)Deductions in valuation allowance on deferred tax assets are charged to income tax expense.

Deductions in provision for contingencies are explained as follows:

Corresponds to the settlements amounting to $11,920; $17,768 and $19,702 during fiscal years 2020, 2019 and 2018, respectively. as discussed in Note 18.

Deductions in allowance for doubtful accounts during fiscal years 2020 and 2019 mainly relate to reductions in the accrual and the write-off of some receivables from franchisees in Puerto Rico as a consequence of the confidential settlement agreements reached in December 2020 and March 2021 with Puerto Rican franchisees. For details see note 18.
(iii)Presented in the consolidated balance sheet as follow: $585 and $22,442 at December 31, 2020 and 2019, respectively, within Accounts and notes receivable, net and $358 and $634 at December 31, 2020 and 2019, respectively, within Other receivables.